SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended	13 Months Ended
	Aug. 31, 2022 Share $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023 Share	Sep. 30, 2023 shares
Disclosure Of Share Capital Information [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares) | Share			2,762,734
Number of share options granted (in shares) | Share			321,000
Number of share options exercised in share-based payment arrangement (in shares) | Share	(25,200)		(26,300)
Number of share options forfeited in share-based payment arrangement (in shares) | Share			(227,758)
Number of share options outstanding in share-based payment arrangement at ene of period (in shares)	2,762,734		2,829,676	2,829,676
Weighted average exercise price at beginning of period (in CAD per share)		$ 11.08
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		4.68
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)	$ 2.79	1.47
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share)		17.33
Weighted average exercise price at end of period (in CAD per share)	$ 11.08	$ 9.94